Financial Instruments - Schedule of Liquidity by Assets / (Liabilities) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash	$ 91,234,090	$ 15,931,525
Client cash deposits	5,615,054	10,665,147
Prepaid expenses	9,596,921	1,797,724	1,182,321
Digital assets, digital assets loaned, and digital assets staked	515,586,931	555,838,900
Public Investments	272,520	778,085
Private investments	29,372,628	37,348,081	32,717,095
Equity investments	131,982,050	257,425,063
Accounts payable and accrued liabilities	(9,270,110)	(3,482,464)	(6,899,320)
Loan payable	(2,611,009)	(9,693,294)	(42,522,656)
Trading liabilities	(24,122,640)	(15,109,375)
Lease liability	(3,102,188)
ETP holders payable	(622,304,667)	(871,162,347)	$ (384,190,602)
Total assets / (liabilities)	122,249,580	(19,662,955)
Less than 1 year [Member]
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash	91,234,090	15,931,525
Client cash deposits	5,615,054	10,665,147
Prepaid expenses	9,596,921	1,797,724
Digital assets, digital assets loaned, and digital assets staked	482,763,021	555,504,190
Public Investments	272,520	778,085
Private investments
Equity investments	75,411,946	126,317,000
Accounts payable and accrued liabilities	(9,270,110)	(3,482,464)
Loan payable	(2,611,009)	(9,693,294)
Trading liabilities	(24,122,640)	(15,109,375)
Lease liability	(553,973)
ETP holders payable	(622,304,667)	(871,162,347)
Total assets / (liabilities)	6,031,153	(188,453,809)
1-3 years [Member]
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash
Client cash deposits
Prepaid expenses
Digital assets, digital assets loaned, and digital assets staked	32,823,910	334,710
Public Investments
Private investments	29,372,628	37,348,081
Equity investments	56,570,104	131,108,063
Accounts payable and accrued liabilities
Loan payable
Lease liability	(2,548,215)
ETP holders payable
Total assets / (liabilities)	$ 116,218,427	$ 168,790,854